Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of Financial Assets
The following tables provide a breakdown for financial assets by category:

(Euro thousands)	At December 31, 2021
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,786	—	1,786	26	—	1,786	—
Cash and cash equivalents	—	—	459,791	459,791	29	—	459,791	—
Trade receivables	—	—	160,360	160,360	25	—	160,360	—
Other non-current financial assets	2,257	—	33,115	35,372	23	—	33,115	2,257
Other current financial assets (*)	308,532	25,712	6,136	340,380	27	53,164	88,183	199,033

Financial assets	310,789	27,498	659,402	997,689		53,164	743,235	201,290

(*)	The following table provides an additional breakdown for other current financial assets at December 31, 2021:

(Euro thousands)	At December 31, 2021
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,919	—	—	113,919	—	—	113,919
Fixed income	68,947	5,025	—	73,972	29,764	26,700	17,508
Hedge funds	41,483	—	—	41,483	—	11,243	30,240
Real estate funds	32,898	—	—	32,898	—	19,100	13,798
Equity	25,408	—	—	25,408	2,713	22,695	—
Money market funds and floating income	2,007	20,687	—	22,694	20,687	2,007	—
Private equity	15,925	—	—	15,925	—	—	15,925
Private debt	7,945	—	—	7,945	—	302	7,643
Guarantee deposits and others	—	—	6,136	6,136	—	6,136	—

Total other current financial assets	308,532	25,712	6,136	340,380	53,164	88,183	199,033
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

(Euro thousands)	At December 31, 2020
	Financial assets					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,848	—	11,848	26	—	11,848	—
Cash and cash equivalents	—	—	317,291	317,291	29	—	317,291	—
Trade receivables	—	—	138,829	138,829	25	—	138,829	—
Other non-current financial assets	20,686	—	28,577	49,263	23	—	—	20,686
Other current financial assets (*)	322,326	27,837	—	350,163	27	32,217	140,792	177,154

Financial assets	343,012	39,685	484,697	867,394		32,217	608,760	197,840

(*)	The following table provides an additional breakdown for other current financial assets at December 31, 2020:

(Euro thousands)	At December 31, 2020
	Financial assets				Fair value Level
	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	107,188	—	—	107,188	—	—	107,188
Fixed income	88,011	5,174	—	93,185	7,201	68,570	17,414
Money market funds and floating income	19,223	22,663	—	41,886	22,662	19,224	—
Hedge funds	36,511	—	—	36,511	—	8,549	27,962
Real estate funds	29,073	—	—	29,073	—	17,607	11,466
Equity	24,843	—	—	24,843	2,354	22,489	—
Private equity	10,583	—	—	10,583	—	—	10,583
Private debt	6,894	—	—	6,894	—	4,353	2,541

Total other current financial assets	322,326	27,837	—	350,163	32,217	140,792	177,154

Summary of Financial Liabilities
The following tables provide a breakdown for financial liabilities by category:

(Euro thousands)	At December 31, 2021
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	14,138	—	14,138	26	—	14,138	—
Non-current borrowings	—	—	471,646	471,646	33	—	471,646	—
Current borrowings	—	—	157,292	157,292	33	—	157,292	—
Other non-current financial liabilities	159,411	—	7,976	167,387	34	—	159,411	7,976
Other current financial liabilities	33,984	—	—	33,984	35	23,810	10,174	—
Trade payables and customer advances	—	—	223,037	223,037	38	—	223,037	—
Lease liabilities – Current / Non-current	—	—	438,052	438,052	35	—	—	438,052

Financial liabilities	193,395	14,138	1,298,003	1,505,536		23,810	1,035,698	446,028

(Euro thousands)	At December 31, 2020
	Financial liabilities					Fair value Level
	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	13,192	—	13,192	26	—	13,192	—
Non-current borrowings	—	—	558,722	558,722	33	—	558,722	—
Current borrowings	—	—	106,029	106,029	33	—	106,029	—
Other non-current financial liabilities	212,903	—	8,065	220,968	34	—	—	220,968
Trade payables and customer advances	—	—	188,342	188,342	38	—	188,342	—
Lease liabilities – Current / Non-current	—	—	407,687	407,687	35	—	—	407,687

Financial liabilities	212,903	13,192	1,268,845	1,494,940		—	866,285	628,655

Summary of Fair Value Measurement of Equity
The following table presents the changes in level 3 items for the period ended December 31, 2021:

(Euro thousands)	Fair value Level 3
At December 31, 2020	177,154

Investments	19,516
Disposals	(5,169)
Fair value adjustments	6,060
Realized gains	69
Exchange rate gains	1,403
At December 31, 2021	199,033